Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of Presentation:

The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“U.S. GAAP”).

B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

E.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

F.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, other receivable, marketable equity securities and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

The fair value of derivative warrant liabilities (refer to Note 9) was estimated using the Black Scholes Merton formula based on inputs including (i) the price of the Company’s shares; (ii) the exercise price of the warrant; (iii) risk-free interest; (iv) term available to exercise or redeem the security and (v) the volatility of the Company’s share during the relevant term.

G.	Marketable equity securities:

Marketable equity securities classified as available-for-sale are recorded at fair value. The fair value is based on the quoted prices of such securities (level 1). Unrealized gains of available for sale securities are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses are included in financial expenses, net.

Marketable equity securities classified as trading are recorded at fair value. The fair value is based on the current market value. Unrealized gains and losses before the securities are sold are reported in the income statement.

H.	Investment in Affiliate Company:

Investment in ordinary shares of an entity in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control is accounted for using the equity method and is included as an investment in an affiliate company in the consolidated balance sheet. The Company records its share in undistributed earnings and losses since acquisition in the consolidated statements of operations.

The Company reviews its investment for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable.

Investment in warrants of ordinary shares of a privately held entity without a readily determinable fair value, is recorded using the cost method of accounting, carrying the investment at historical cost. Where an equity security is without a readily determinable fair value, the Company may elect to estimate its fair value at cost minus impairment plus or minus changes resulting from observable price changes.

I.	Share-based compensation:

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including employee stock options under the Company’s stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of operations.

The Company recognizes compensation expenses for the value of non-employee awards, which have graded vesting, based on the straight-line method over the requisite service period of each award, net of estimated forfeitures.

The Company estimates the fair value of stock options granted as equity awards using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term. The expected option term is calculated for options granted to employees and directors using the “simplified” method. Grants to non-employees are based on the contractual term. Changes in the determination of each of the inputs can affect the fair value of the options granted and the results of operations of the Company.

J.	Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10 “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

The weighted average number of Ordinary Shares outstanding has been retroactively restated for the equivalent number of shares received by the accounting acquirer as a result of the reverse recapitalization as if these shares had been outstanding as of the beginning of the earliest period presented.

The following table present summarized basic and diluted per share and per ADS:

	Year ended December 31,
	2018	2017	2016

Net Loss	14,657	15,942	1,913
Basic and diluted loss per share (in USD)	(0.12)	(0.17)	(0.03)

Basic and diluted loss per ADS (in USD)	(0.61)	(0.84)	(0.14)

Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	120,612	94,401	67,311

Weighted average number of ADS outstanding used in computing basic and diluted loss per ADS - in thousands	24,122	18,880	13,462

K.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred. Grants for the funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from the research and development expenses.

L.	Reclassification:

Certain amounts in prior years consolidated financial statements have been reclassified to conform to the current year’s presentation.

M.	Recent Accounting Standards

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) to achieve a consistent application of revenue recognition within the U.S., resulting in a single revenue model to be applied by reporting companies under U.S. GAAP. Under the new model, recognition of revenue occurs when a customer obtains control of the promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for us beginning in the first quarter of 2018; early adoption is prohibited. The new standard is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. As the Company has not incurred revenues to date, the adoption of the standard did not have an impact on its consolidated financial statements.

In January 2016, the FASB issued an amended standard, ASU 2016-01— “Financial Instruments,” requiring changes to recognition and measurement of certain financial assets and liabilities. The standard primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The Company adopted ASU 2016-01 in the first quarter of 2018 and the impact on its consolidated financial statements is not material.

In February 2016, the FASB issued a new lease accounting standard, ASU 2016-02 (Topic 842)— “Leases,” requiring the recognition of lease assets and liabilities on the balance sheet. This standard is effective beginning in the first quarter of 2019; early adoption is permitted. The company will adopt Topic 842 effective January 1, 2019 using a modified retrospective method and will not restate comparative periods. As of December 31, 2018, approximately USD 1,500 of lease assets and liabilities will be recognized on our balance sheet upon adoption.

In June 2016, the FASB issued a new standard, ASU 2016-13 -“Financial Instruments—Credit Losses,” requiring measurement and recognition of expected credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. This standard is effective beginning in the first quarter of 2020; early adoption is permitted starting from the first quarter of 2019. The Company do not expect that the adoption of this standard will have a significant impact on the financial position or results of operations.

In May 2017, the FASB issued ASU 2017-09 - “Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting,” which clarifies when a change to terms or conditions of a share-based payment award must be accounted for as a modification. The guidance requires modification accounting if the vesting condition, fair value or the award classification is not the same both before and after a change to the terms and conditions of the award. The Company adopted ASU 2017-09 in the first quarter of 2018 and the impact on its consolidated financial statements is not material.

In June 2018, the FASB issued ASU No. 2018-07 “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted. The Company is assessing ASU 2018-07 and does not expect it to have a material impact on its consolidated financial statements.